Schedule of Investments (unaudited)	iShares® U.S. Basic Materials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Hexcel Corp.(a)	106,781	$5,570,765

Chemicals — 57.7%
Air Products and Chemicals Inc.	248,072	69,986,073
Albemarle Corp.	118,046	26,057,474
Ashland Global Holdings Inc.	70,196	6,741,624
Celanese Corp.	139,182	21,672,029
CF Industries Holdings Inc.	273,257	18,819,209
Chemours Co. (The)	207,030	6,771,951
Dow Inc.	853,342	50,970,118
Eastman Chemical Co.	171,127	20,352,134
Ecolab Inc.	281,524	53,334,722
Element Solutions Inc.	295,606	6,633,399
FMC Corp.	161,948	17,874,201
Huntsman Corp.	264,906	9,491,582
International Flavors & Fragrances Inc.	291,865	38,502,831
LyondellBasell Industries NV, Class A	299,305	28,951,773
Mosaic Co. (The)	474,305	18,948,485
NewMarket Corp.	8,317	2,811,728
Olin Corp.	183,697	9,307,927
Scotts Miracle-Gro Co. (The)	52,453	7,930,893
Valvoline Inc.	231,393	7,622,085
Westlake Chemical Corp.	42,310	4,173,881
		426,954,119
Containers & Packaging — 6.2%
Avery Dennison Corp.	105,769	21,727,068
International Paper Co.	494,511	23,860,156
		45,587,224
Machinery — 0.7%
Timken Co. (The)	82,057	5,481,408

Metals & Mining — 29.4%
Alcoa Corp.	238,624	13,532,367
Cleveland-Cliffs Inc.(a)	582,142	9,977,914
Freeport-McMoRan Inc.	1,648,897	61,371,946
Security	Shares	Value

Metals & Mining (continued)
Newmont Corp.	911,267	$55,742,202
Nucor Corp.	284,793	28,878,010
Reliance Steel & Aluminum Co.	79,603	12,169,707
Royal Gold Inc.	83,721	8,501,868
Southern Copper Corp.	107,580	6,873,286
Steel Dynamics Inc.	240,895	13,374,491
United States Steel Corp.	341,624	7,078,449
		217,500,240
Paper & Forest Products — 0.2%
Sylvamo Corp.(a)	45,423	1,353,151

Trading Companies & Distributors — 4.9%
Fastenal Co.	547,244	31,017,790
Univar Solutions Inc.(a)	213,788	5,665,382
		36,683,172
Total Common Stocks — 99.8%
(Cost: $761,602,447)		739,130,079

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	780,000	780,000

Total Short-Term Investments — 0.1%
(Cost: $780,000)		780,000

Total Investments in Securities — 99.9%
(Cost: $762,382,447)		739,910,079

Other Assets, Less Liabilities — 0.1%		636,194

Net Assets — 100.0%		$740,546,273

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$9	(b)	$—		$(9)	$—	$—	—	$1,665	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,347,000	—		(567,000	)(b)	—	—	780,000	780,000	56		—
						$(9)	$—	$780,000		$1,721		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Basic Materials ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Materials Select Sector Index	15	03/18/22	$1,337	$(71,717)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$739,130,079	$—	$—	$739,130,079
Money Market Funds	780,000	—	—	780,000
	$739,910,079	$—	$—	$739,910,079
Derivative financial instruments
Liabilities
Futures Contracts	$(71,717)	$—	$—	$(71,717)

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